Foreign Currency (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency
Realized (losses) gains due to foreign currency	$ 4.7	$ (21.0)	$ 10.7	$ (20.2)	$ (19.1)	$ 50.0	$ 70.6
Unrealized (losses) due to foreign currency	(5.5)	(13.8)	43.1	(58.3)	(51.7)	(7.7)	(15.4)
Net realized and unrealized investment gains-foreign currency					(70.8)	42.3	55.2
Net foreign exchange (losses) gains	(0.4)	15.7	21.7	17.0	9.2	(11.0)	(18.2)
Income tax expense					3.3	2.4	(0.2)
Total foreign currency remeasurement gains (losses) recognized through net income, after tax					(58.3)	33.7	36.8
Gains (losses) related to non-investment net liabilities					83.9	(83.1)	(110.7)
Change in foreign currency translation on non-investment net liabilities recognized through other comprehensive income, after tax					(12.2)	15.8	45.3
Total foreign currency translation (losses) gains recognized through other comprehensive income, after tax	$ 4.7	$ 26.3	$ (57.2)	$ 73.5	71.7	(67.3)	(65.4)
Total foreign currency gains (losses) recognized in comprehensive (loss) income, after tax					13.4	(33.6)	(28.6)
Foreign currency swaps
Foreign Currency
Net foreign exchange (losses) gains					(11.3)	6.5	(0.1)
Net foreign exchange gains (losses)
Foreign Currency
Net foreign exchange (losses) gains					20.7	$ (17.5)	$ (18.1)
Other revenues
Foreign Currency
Net foreign exchange (losses) gains					$ (0.2)